Net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents the calculation of basic and diluted net (loss) income per share:

	Year Ended December 31,
	2022	2023	2024
Numerator:
Net loss	$(83,661)	$(29,373)	$(11,457)

Denominator:
Weighted-average shares used in computing net loss per share, basic and diluted	75,718,623	77,752,960	80,825,695
Net loss per share, basic and diluted	$(1.10)	$(0.38)	$(0.14)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	Year Ended December 31,
	2022	2023	2024
Outstanding share options	8,362,930	7,351,711	5,144,220
RSUs	2,866,980	4,003,336	5,024,954
Total	11,229,910	11,355,047	10,169,174